CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Net Carrying Amount

	Principal outstanding	Unamortized debt discount	Unamortized debt issuance costs	Net carrying value
December 31, 2018:

Convertible Notes	$442,750	$(96,371)	$(8,602)	$337,777

December 31, 2019:

Convertible Notes	$442,750	$(77,527)	$(6,508)	$358,715

F - 39

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 8:-CONVERTIBLE NOTES (Cont.)

The net carrying amount of the equity component of the Notes were as follows (in thousands):

	Amount allocated to conversion option	Less: allocated issuance costs and Capped call	Equity component, net
December 31, 2019:

Convertible notes	$105,375	$(48,337)	$57,038

The Company recognized interest expense on the Notes as follows (in thousands, except for percentages):

Year ended December 31, 2019

Amortization of debt discount and issuance costs	$20,938

	Amount allocated to conversion option	Less: allocated issuance costs and Capped call	Equity component, net
December 31, 2018:

Convertible notes	$105,375	$(48,337)	$57,038

The Company recognized interest expense on the Notes as follows (in thousands, except for percentages):

Year ended December 31, 2018

Amortization of debt discount and issuance costs	$10,004